LEASES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2018	Aug. 31, 2017	Dec. 31, 2025	Dec. 31, 2024
Office And Laboratory Spaces [Member]
Ifrs Statement [Line Items]
Lease period	3 years		10 years
Original lease maturity periods		period of 6 years (which included a three-years extension through December 2024)			additional period of 6 years (which included a three-years extension through December 2030)
Lease extension periods			which included a three-years extension through July 2028
Leasehold [Member]
Ifrs Statement [Line Items]
Weighted average incremental borrowing rate				7.17%	8.35%
Cash outflow for leases				$ 715	$ 968
Leasehold [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Lease period				5 years
Leasehold [Member] | Top of range [member]
Ifrs Statement [Line Items]
Lease period				7 years
Vehicles [member]
Ifrs Statement [Line Items]
Original lease maturity periods				The lease terms are typically for three-year periods.
Vehicles [member] | Top of range [member]
Ifrs Statement [Line Items]
Lease term excluding extension period				3 years